Commitments and Contingencies Guarantees - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 51,548,000	$ 53,066,000	$ 56,365,000
Obligation to Repurchase Receivables Sold
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	34,000	32,000	26,798
Recourse Related To Servicing Receivables
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	27,640	30,364	32,100
Residential MBS - agency
Loss Contingencies [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	21,048,000	17,639,000
Mortgage-backed Securities, Issued by Private Enterprises
Loss Contingencies [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 25,037,000	$ 25,031,000